Supplemental Condensed Combining Information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Jan. 01, 2016	Dec. 31, 2015	Jan. 01, 2015	Dec. 31, 2014
Consolidated Statements of Income
Net revenue	$ 4,598,241,000	$ 4,231,351,000	$ 13,224,058,000	$ 12,390,014,000
Cost of revenues	3,126,583,000	2,849,589,000	9,036,221,000	8,526,935,000
Gross profit	1,471,658,000	1,381,762,000	4,187,837,000	3,863,079,000
Operating expenses:
Research and development	43,898,000	34,939,000	120,136,000	100,360,000
Operating income	669,942,000	613,530,000	1,851,323,000	1,664,893,000
Other (income) expense:
Income before income taxes	569,922,000	514,085,000	1,543,518,000	1,361,382,000
Income tax expense	164,233,000	168,434,000	470,933,000	441,667,000
Net Income	405,689,000	345,651,000	1,072,585,000	919,715,000
Less: Net income attributable to noncontrolling interests	72,511,000	83,331,000	217,441,000	207,079,000
Income attributable to the Company	333,178,000	262,320,000	855,144,000	712,636,000
Current assets:
Cash and cash equivalents	629,837,000	621,377,000	629,837,000	621,377,000	$ 549,500,000	$ 549,500,000	$ 633,855,000
Trade accounts receivable less allowance for doubtful accounts of $553,011 in 2016 and $465,790 in 2015	3,620,554,000		3,620,554,000			3,285,196,000
Accounts receivable from related parties	171,463,000		171,463,000			218,285,000
Inventories	1,406,594,000		1,406,594,000			1,340,751,000
Prepaid expenses and other current assets	1,389,950,000		1,389,950,000			1,374,715,000
Deferred tax asset, current	0		0			0
Total current assets	7,218,398,000		7,218,398,000			6,768,447,000
Property, plant and equipment, net	3,734,628,000		3,734,628,000			3,425,574,000
Intangible assets	818,654,000		818,654,000			830,489,000
Goodwill	13,487,911,000		13,487,911,000			13,032,750,000
Deferred tax asset, non-current	193,235,000		193,235,000			188,833,000
Total assets	26,658,485,000		26,658,485,000			25,365,254,000
Current liabilities:
Accounts payable	527,424,000		527,424,000			627,828,000
Accounts payable to related parties	257,960,000		257,960,000			153,023,000
Accrued expenses and other current liabilities	2,631,279,000		2,631,279,000			2,503,137,000
Short-term debt and other financial liabilities	721,246,000		721,246,000			109,252,000
Short Term Debt Due To Related Parties Current	98,886,000		98,886,000			19,052,000
Current portion of long-term debt and capital lease obligations	891,299,000		891,299,000			664,335,000
Income tax payable, current	125,716,000		125,716,000			72,819,000
Deferred tax liability, current	0		0			0
Total current liabilities	5,253,810,000		5,253,810,000			4,149,446,000
Total long-term debt less current maturities	7,174,008,000		7,174,008,000			7,853,487,000
Other liabilities	545,721,000		545,721,000			465,625,000
Pension liabilities	514,480,000		514,480,000			585,328,000
Income tax payable, non-current	128,397,000		128,397,000			162,500,000
Deferred tax liability, non-current	581,721,000		581,721,000			624,500,000
Total liabilities	14,198,137,000		14,198,137,000			13,840,886,000
Noncontrolling interests subject to put provisions	1,222,643,000		1,222,643,000			1,028,368,000		$ 824,658,000
Total Company shareholders' equity	10,591,583,000		10,591,583,000			9,887,142,000
Noncontrolling interests not subject to put provisions	646,122,000		646,122,000			608,858,000
Total equity	11,237,705,000		11,237,705,000			10,496,000,000		$ 10,028,371,000
Total liabilities and equity	26,658,485,000		26,658,485,000			25,365,254,000
Consolidated Statements of Comprehensive Income
Net Income	405,689,000	345,651,000	1,072,585,000	919,715,000
Total comprehensive income	435,362,000	220,137,000	1,236,668,000	716,173,000
Comprehensive income attributable to noncontrolling interests	73,418,000	82,726,000	221,404,000	203,387,000
Comprehensive income attributable to the Company	361,944,000	$ 137,411,000	1,015,264,000	512,786,000
Issuers [Member] | FMC US Finance [Member]
Other (income) expense:
Interest, net			5,344,000	5,236,000
Income before income taxes			5,344,000	5,236,000
Income tax expense			1,939,000	1,900,000
Net Income			3,405,000	3,336,000
Gain (loss) related to cash flow hedges			0	0
Defined Benefit Plan Actuarial Gain Loss			0	0
Gain (loss) related to foreign currency			0	0
Income Tax Expense Benefit Related To Components Of Other Comprehensive Income			0	0
Income attributable to the Company			3,405,000	3,336,000
Current assets:
Cash and cash equivalents	1,000		1,000			2,000	$ 2,000
Accounts receivable from related parties	1,248,414,000		1,248,414,000			1,266,557,000
Total current assets	1,248,415,000		1,248,415,000			1,266,559,000
Total assets	1,248,415,000		1,248,415,000			1,266,559,000
Current liabilities:
Accrued expenses and other current liabilities	11,833,000		11,833,000			29,771,000
Total current liabilities	515,737,000		515,737,000			29,771,000
Total long-term debt less current maturities	650,000,000		650,000,000			1,157,603,000
Income tax payable, non-current	890,000		890,000			801,000
Total liabilities	1,166,627,000		1,166,627,000			1,188,175,000
Total Company shareholders' equity	81,788,000		81,788,000			78,384,000
Total equity	81,788,000		81,788,000			78,384,000
Total liabilities and equity	1,248,415,000		1,248,415,000			1,266,559,000
Consolidated Statements of Comprehensive Income
Net Income			3,405,000	3,336,000
Other comprehensive income (loss) - net			0	0
Total comprehensive income			3,405,000	3,336,000
Comprehensive income attributable to noncontrolling interests			0	0
Comprehensive income attributable to the Company			3,405,000	3,336,000
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Operating expenses:
Selling, general and administrative			147,631,000	141,963,000
Operating income			(147,631,000)	(141,963,000)
Other (income) expense:
Interest, net			(140,489,000)	(153,670,000)
Other, net			1,173,243,000	1,015,723,000
Income before income taxes			885,123,000	720,090,000
Income tax expense			29,979,000	7,454,000
Net Income			855,144,000	712,636,000
Gain (loss) related to cash flow hedges			19,381,000	29,944,000
Defined Benefit Plan Actuarial Gain Loss			301,000	296,000
Gain (loss) related to foreign currency			(78,627,000)	(118,003,000)
Income Tax Expense Benefit Related To Components Of Other Comprehensive Income			(5,660,000)	(8,685,000)
Income attributable to the Company			855,144,000	712,636,000
Current assets:
Cash and cash equivalents	13,000		13,000			448,000
Accounts receivable from related parties	1,167,351,000		1,167,351,000			985,449,000
Prepaid expenses and other current assets	66,220,000		66,220,000			91,902,000
Total current assets	1,233,584,000		1,233,584,000			1,077,799,000
Property, plant and equipment, net	613,000		613,000			595,000
Intangible assets	1,247,000		1,247,000			1,653,000
Goodwill	0		0
Deferred tax asset, non-current	112,580,000		112,580,000			91,392,000
Other assets	14,866,993,000		14,866,993,000			13,950,467,000
Total assets	16,215,017,000		16,215,017,000			15,121,906,000
Current liabilities:
Accounts payable	1,107,000		1,107,000			7,233,000
Accounts payable to related parties	265,389,000		265,389,000			277,986,000
Accrued expenses and other current liabilities	75,545,000		75,545,000			61,216,000
Short-term debt and other financial liabilities	888,797,000		888,797,000			0
Short Term Debt Due To Related Parties Current	1,175,644,000		1,175,644,000			1,757,402,000
Current portion of long-term debt and capital lease obligations	26,786,000		26,786,000			25,228,000
Income tax payable, current	12,199,000		12,199,000			20,898,000
Deferred tax liability, current						0
Total current liabilities	2,445,467,000		2,445,467,000			2,149,963,000
Total long-term debt less current maturities	669,194,000		669,194,000			663,515,000
Long term borrowings from related parties	2,333,897,000		2,333,897,000			2,276,600,000
Other liabilities	109,224,000		109,224,000			117,444,000
Pension liabilities	16,923,000		16,923,000			15,342,000
Income tax payable, non-current	48,729,000		48,729,000			11,900,000
Total liabilities	5,623,434,000		5,623,434,000			5,234,764,000
Total Company shareholders' equity	10,591,583,000		10,591,583,000			9,887,142,000
Total equity	10,591,583,000		10,591,583,000			9,887,142,000
Total liabilities and equity	16,215,017,000		16,215,017,000			15,121,906,000
Consolidated Statements of Comprehensive Income
Net Income			855,144,000	712,636,000
Other comprehensive income (loss) - net			(64,605,000)	(96,448,000)
Total comprehensive income			790,539,000	616,188,000
Comprehensive income attributable to noncontrolling interests			0	0
Comprehensive income attributable to the Company			790,539,000	616,188,000
Guarantors [Member] | D GmbH [Member]
Consolidated Statements of Income
Net revenue			1,423,176,000	1,391,965,000
Cost of revenues			903,280,000	893,319,000
Gross profit			519,896,000	498,646,000
Operating expenses:
Selling, general and administrative			159,567,000	148,544,000
Research and development			66,232,000	53,941,000
Operating income			294,097,000	296,161,000
Other (income) expense:
Interest, net			2,921,000	(3,182,000)
Other, net			(200,639,000)	(201,874,000)
Income before income taxes			96,379,000	97,469,000
Income tax expense			87,829,000	89,153,000
Net Income			8,550,000	8,316,000
Gain (loss) related to cash flow hedges			2,177,000	0
Defined Benefit Plan Actuarial Gain Loss			5,097,000	5,360,000
Gain (loss) related to foreign currency			14,487,000	(47,431,000)
Income Tax Expense Benefit Related To Components Of Other Comprehensive Income			(2,159,000)	(1,588,000)
Income attributable to the Company			8,550,000	8,316,000
Current assets:
Cash and cash equivalents	330,000		330,000			5,055,000
Trade accounts receivable less allowance for doubtful accounts of $553,011 in 2016 and $465,790 in 2015	168,590,000		168,590,000			144,105,000
Accounts receivable from related parties	884,668,000		884,668,000			682,359,000
Inventories	267,842,000		267,842,000			233,012,000
Prepaid expenses and other current assets	75,468,000		75,468,000			60,024,000
Total current assets	1,396,898,000		1,396,898,000			1,124,555,000
Property, plant and equipment, net	288,195,000		288,195,000			267,926,000
Intangible assets	48,614,000		48,614,000			51,593,000
Goodwill	54,717,000		54,717,000			49,599,000
Deferred tax asset, non-current	32,885,000		32,885,000			27,626,000
Other assets	45,046,000		45,046,000			43,452,000
Total assets	1,866,355,000		1,866,355,000			1,564,751,000
Current liabilities:
Accounts payable	27,291,000		27,291,000			22,914,000
Accounts payable to related parties	708,475,000		708,475,000			497,410,000
Accrued expenses and other current liabilities	146,480,000		146,480,000			118,047,000
Current portion of long-term debt and capital lease obligations	1,294,000		1,294,000
Deferred tax liability, current						0
Total current liabilities	883,540,000		883,540,000			638,371,000
Total long-term debt less current maturities	4,597,000		4,597,000
Other liabilities	1,441,000		1,441,000			1,612,000
Pension liabilities	338,854,000		338,854,000			315,171,000
Total liabilities	1,228,432,000		1,228,432,000			955,154,000
Total Company shareholders' equity	637,923,000		637,923,000			609,597,000
Total equity	637,923,000		637,923,000			609,597,000
Total liabilities and equity	1,866,355,000		1,866,355,000			1,564,751,000
Consolidated Statements of Comprehensive Income
Net Income			8,550,000	8,316,000
Other comprehensive income (loss) - net			19,602,000	(43,659,000)
Total comprehensive income			28,152,000	(35,343,000)
Comprehensive income attributable to noncontrolling interests			0	0
Comprehensive income attributable to the Company			28,152,000	(35,343,000)
Guarantors [Member] | FMCH [Member]
Operating expenses:
Selling, general and administrative			(37,729,000)	170,985,000
Operating income			37,729,000	(170,985,000)
Other (income) expense:
Interest, net			(174,012,000)	(170,360,000)
Other, net			674,201,000	598,506,000
Income before income taxes			537,918,000	257,161,000
Income tax expense			(53,764,000)	(134,661,000)
Net Income			591,682,000	391,822,000
Gain (loss) related to cash flow hedges			0	0
Defined Benefit Plan Actuarial Gain Loss			17,185,000	19,800,000
Gain (loss) related to foreign currency			0	0
Income Tax Expense Benefit Related To Components Of Other Comprehensive Income			(6,780,000)	(7,811,000)
Income attributable to the Company			591,682,000	391,822,000
Current assets:
Cash and cash equivalents	0		0
Accounts receivable from related parties	2,390,002,000		2,390,002,000			2,434,976,000
Prepaid expenses and other current assets	33,000		33,000			983,000
Total current assets	2,390,035,000		2,390,035,000			2,435,959,000
Other assets	13,843,126,000		13,843,126,000			13,256,088,000
Total assets	16,233,161,000		16,233,161,000			15,692,047,000
Current liabilities:
Accounts payable to related parties	1,652,439,000		1,652,439,000			1,668,390,000
Accrued expenses and other current liabilities	11,001,000		11,001,000			15,527,000
Current portion of long-term debt and capital lease obligations	200,000,000		200,000,000			200,000,000
Total current liabilities	1,863,440,000		1,863,440,000			1,883,917,000
Total long-term debt less current maturities	1,947,776,000		1,947,776,000			2,113,544,000
Long term borrowings from related parties	2,721,696,000		2,721,696,000			2,680,741,000
Other liabilities	423,440,000		423,440,000			488,142,000
Total liabilities	6,956,352,000		6,956,352,000			7,166,344,000
redeemable preferred stock	(235,141,000)		(235,141,000)			235,141,000
Total Company shareholders' equity	9,041,668,000		9,041,668,000			8,290,562,000
Total equity	9,041,668,000		9,041,668,000			8,290,562,000
Total liabilities and equity	16,233,161,000		16,233,161,000			15,692,047,000
Consolidated Statements of Comprehensive Income
Net Income			591,682,000	391,822,000
Other comprehensive income (loss) - net			10,405,000	11,989,000
Total comprehensive income			602,087,000	403,811,000
Comprehensive income attributable to noncontrolling interests			0	0
Comprehensive income attributable to the Company			602,087,000	403,811,000
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue			14,219,979,000	13,234,250,000
Cost of revenues			10,531,770,000	9,870,460,000
Gross profit			3,688,209,000	3,363,790,000
Operating expenses:
Selling, general and administrative			1,937,593,000	1,629,919,000
Research and development			53,904,000	46,419,000
Operating income			1,696,712,000	1,687,452,000
Other (income) expense:
Interest, net			(1,569,000)	12,112,000
Income before income taxes			1,695,143,000	1,699,564,000
Income tax expense			629,058,000	639,635,000
Net Income			1,066,085,000	1,059,929,000
Gain (loss) related to cash flow hedges			(1,170,000)	13,627,000
Defined Benefit Plan Actuarial Gain Loss			470,000	539,000
Gain (loss) related to foreign currency			203,456,000	(101,599,000)
Income Tax Expense Benefit Related To Components Of Other Comprehensive Income			76,000	(4,076,000)
Less: Net income attributable to noncontrolling interests			217,441,000	207,079,000
Income attributable to the Company			848,644,000	852,850,000
Current assets:
Cash and cash equivalents	902,807,000		902,807,000			544,443,000
Trade accounts receivable less allowance for doubtful accounts of $553,011 in 2016 and $465,790 in 2015	3,452,640,000		3,452,640,000			3,140,355,000
Accounts receivable from related parties	3,621,964,000		3,621,964,000			4,002,451,000
Inventories	1,311,012,000		1,311,012,000			1,256,252,000
Prepaid expenses and other current assets	1,207,397,000		1,207,397,000			1,186,883,000
Deferred tax asset, current						0
Total current assets	10,495,820,000		10,495,820,000			10,130,384,000
Property, plant and equipment, net	3,552,565,000		3,552,565,000			3,260,604,000
Intangible assets	768,871,000		768,871,000			777,319,000
Goodwill	13,433,194,000		13,433,194,000			12,983,151,000
Deferred tax asset, non-current	176,160,000		176,160,000			221,211,000
Other assets	6,297,842,000		6,297,842,000			6,372,300,000
Total assets	34,724,452,000		34,724,452,000			33,744,969,000
Current liabilities:
Accounts payable	499,026,000		499,026,000			597,681,000
Accounts payable to related parties	5,952,752,000		5,952,752,000			5,386,272,000
Accrued expenses and other current liabilities	2,387,799,000		2,387,799,000			2,285,939,000
Short-term debt and other financial liabilities	107,445,000		107,445,000			109,700,000
Short Term Debt Due To Related Parties Current	0		0			0
Current portion of long-term debt and capital lease obligations	159,315,000		159,315,000			439,107,000
Income tax payable, current	105,365,000		105,365,000			51,921,000
Deferred tax liability, current						0
Total current liabilities	9,211,702,000		9,211,702,000			8,870,620,000
Total long-term debt less current maturities	6,398,359,000		6,398,359,000			6,657,108,000
Long term borrowings from related parties	0		0			0
Other liabilities	(24,402,000)		(24,402,000)			(176,998,000)
Pension liabilities	189,226,000		189,226,000			284,589,000
Income tax payable, non-current	(11,975,000)		(11,975,000)			22,060,000
Deferred tax liability, non-current	617,044,000		617,044,000			693,815,000
Total liabilities	16,379,954,000		16,379,954,000			16,351,194,000
Noncontrolling interests subject to put provisions	1,222,643,000		1,222,643,000			1,028,368,000
redeemable preferred stock	(235,141,000)		(235,141,000)			(235,141,000)
Total Company shareholders' equity	16,710,874,000		16,710,874,000			15,991,690,000
Noncontrolling interests not subject to put provisions	646,122,000		646,122,000			608,858,000
Total equity	17,356,996,000		17,356,996,000			16,600,548,000
Total liabilities and equity	34,724,452,000		34,724,452,000			33,744,969,000
Consolidated Statements of Comprehensive Income
Net Income			1,066,085,000	1,059,929,000
Other comprehensive income (loss) - net			202,832,000	(91,509,000)
Total comprehensive income			1,268,917,000	968,420,000
Comprehensive income attributable to noncontrolling interests			0	0
Comprehensive income attributable to the Company			1,268,917,000	968,420,000
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue			(2,419,097,000)	(2,236,201,000)
Cost of revenues			(2,398,829,000)	(2,236,844,000)
Gross profit			(20,268,000)	643,000
Operating expenses:
Selling, general and administrative			9,316,000	6,415,000
Operating income			(29,584,000)	(5,772,000)
Other (income) expense:
Other, net			(1,646,805,000)	(1,412,355,000)
Income before income taxes			(1,676,389,000)	(1,418,138,000)
Income tax expense			(224,108,000)	(161,814,000)
Net Income			(1,452,281,000)	(1,256,324,000)
Gain (loss) related to cash flow hedges			0	0
Defined Benefit Plan Actuarial Gain Loss			0	0
Gain (loss) related to foreign currency			(4,151,000)	16,085,000
Income Tax Expense Benefit Related To Components Of Other Comprehensive Income			0	0
Less: Net income attributable to noncontrolling interests				0
Income attributable to the Company			(1,452,281,000)	(1,256,324,000)
Current assets:
Cash and cash equivalents	(273,314,000)		(273,314,000)			(448,000)
Trade accounts receivable less allowance for doubtful accounts of $553,011 in 2016 and $465,790 in 2015	(676,000)		(676,000)			736,000
Accounts receivable from related parties	(9,140,936,000)		(9,140,936,000)			(9,153,507,000)
Inventories	(172,260,000)		(172,260,000)			(148,513,000)
Prepaid expenses and other current assets	40,832,000		40,832,000			34,923,000
Deferred tax asset, current						0
Total current assets	(9,546,354,000)		(9,546,354,000)			(9,266,809,000)
Property, plant and equipment, net	(106,745,000)		(106,745,000)			(103,551,000)
Intangible assets	(78,000)		(78,000)			(76,000)
Deferred tax asset, non-current	(128,390,000)		(128,390,000)			(151,396,000)
Other assets	(33,847,348,000)		(33,847,348,000)			(32,503,146,000)
Total assets	(43,628,915,000)		(43,628,915,000)			(42,024,978,000)
Current liabilities:
Accounts payable to related parties	(8,321,095,000)		(8,321,095,000)			(7,677,035,000)
Accrued expenses and other current liabilities	(1,379,000)		(1,379,000)			(7,363,000)
Short-term debt and other financial liabilities	(274,996,000)		(274,996,000)			(448,000)
Short Term Debt Due To Related Parties Current	(1,076,758,000)		(1,076,758,000)			(1,738,350,000)
Income tax payable, current	8,152,000		8,152,000
Deferred tax liability, current						0
Total current liabilities	(9,666,076,000)		(9,666,076,000)			(9,423,196,000)
Total long-term debt less current maturities	(2,495,918,000)		(2,495,918,000)			(2,738,283,000)
Long term borrowings from related parties	(5,055,593,000)		(5,055,593,000)			(4,957,341,000)
Other liabilities	36,018,000		36,018,000			35,425,000
Pension liabilities	(30,523,000)		(30,523,000)			(29,774,000)
Income tax payable, non-current	90,753,000		90,753,000			127,739,000
Deferred tax liability, non-current	(35,323,000)		(35,323,000)			(69,315,000)
Total liabilities	(17,156,662,000)		(17,156,662,000)			(17,054,745,000)
Total Company shareholders' equity	(26,472,253,000)		(26,472,253,000)			(24,970,233,000)
Total equity	(26,472,253,000)		(26,472,253,000)			(24,970,233,000)
Total liabilities and equity	$ (43,628,915,000)		(43,628,915,000)			$ (42,024,978,000)
Consolidated Statements of Comprehensive Income
Net Income			(1,452,281,000)	(1,256,324,000)
Other comprehensive income (loss) - net			4,151,000	(16,085,000)
Total comprehensive income			(1,456,432,000)	(1,240,239,000)
Comprehensive income attributable to noncontrolling interests			(221,404,000)	203,387,000
Comprehensive income attributable to the Company			$ (1,677,836,000)	$ (1,443,626,000)